Annual Total Returns[BarChart] - Invesco BulletShares 2022 Corporate Bond ETF - ETF	2014	2015	2016	2017	2018	2019	2020
Total	7.75%	0.59%	5.91%	3.80%	0.03%	7.41%	3.98%